Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)				1 Months Ended	12 Months Ended	108 Months Ended
	Jan. 22, 2026	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Prudential International Treasury Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)			70.00%			49.00%
Shenzhen Prudential Technology Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)					94.62%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	19.00%			70.00%
Sri Han Sruia Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)				19.00%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)		100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)		100.00%
Aberdeen Cash Creation Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		47.05%
Aberdeen Standard Global Opportunities Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.84%
Aberdeen Standard Singapore Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		62.05%
ABRDN India Opportunities Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		30.79%
Alternatives North America, Ltd., U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
ARDIAN Prudential Infrastructure Sub-Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
ARDIAN Prudential PE Sub-Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
ARDIAN Prudential VCC, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
ATRAM - PRUINVEST PHP Liquid Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		90.51%
ATRAM Global Technology Feeder Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.18%
ATRAM Philippine Equity Index Tracker Fund - Class V, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		96.88%
Barings International Umbrella Fund-Barings Global Balanced Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		40.28%
Blackrock Global Funds Systematic Global Equity High Income Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		35.10%
BOCHK Aggressive Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		43.66%
BOCHK Balanced Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		37.26%
BOCHK China Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		53.67%
BOCHK Conservative Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		43.51%
BOCHK US Dollar Money Market Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		25.81%
BOCI-Prudential Asset Management Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.00%
BOCI-Prudential Trustee Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.00%
BSP Debt Fund V Unlevered (Non US) LP, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		52.79%
Capital East Millennium Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.23%
Cathay High Yield EX China Cash Pay 1-5 Year 2% Issuer Capped ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		77.09%
CITIC-Prudential Fund Management Company Limited, MI - JV
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
CITIC-Prudential Life Insurance Company Limited, MI - JV
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.00%
Eastspring Al-Wara' Investments Berhad, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Asia Pacific High Yield Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		55.61%
Eastspring Asset Management (Thailand) Co., Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		59.50%
Eastspring Global Private Credit Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Global Real Assets & Private Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Global Technology Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.69%
Eastspring Global Real Estate Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Investment Management (Shanghai) Company Limited, MI - WFOE
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Asia Select Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.15%
Eastspring Investments - Asia Opportunities Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Investments - Asia Pacific Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.98%
Eastspring Investments - Asian Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.03%
Eastspring Investments - Asian Dynamic Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.55%
Eastspring Investments - Asian Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.21%
Eastspring Investments - Asian Equity Income Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		92.16%
Eastspring Investments - Asian High Yield Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		68.12%
Eastspring Investments - Asian Local Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		91.61%
Eastspring Investments - Asian Low Volatility Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		78.18%
Eastspring Investments - Asian Multi Factor Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.94%
Eastspring Investments - China A Shares Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.54%
Eastspring Investments - China Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - China Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.15%
Eastspring Investments - Dragon Peacock Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.70%
Eastspring Investments - European Investment Grade Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Emerging Markets Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		92.33%
Eastspring Investments - Global Emerging Markets Dynamic Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		40.76%
Eastspring Investments - Global Emerging Markets ex-China Dynamic Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		92.41%
Eastspring Investments - Global Equity Navigator Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		85.88%
Eastspring Investments - Global Growth Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		39.72%
Eastspring Investments - Global Low Volatility Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		96.33%
Eastspring Investments - Global Market Navigator Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.60%
Eastspring Investments - Global Multi Asset Balanced Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Multi Asset Conservative Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Multi Asset Dynamic Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Multi Asset Income Plus Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Technology Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		75.78%
Eastspring Investments - Greater China Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		89.73%
Eastspring Investments - India Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.38%
Eastspring Investments - Pan European Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.02%
Eastspring Investments - US Corporate Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		88.69%
Eastspring Investments - US High Investment Grade Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		89.08%
Eastspring Investments - US High Yield Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		25.87%
Eastspring Investments - US Investment Grade Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.99%
Eastspring Investments - World Value Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		86.43%
Eastspring Investments (Hong Kong) Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments (Luxembourg) S.A., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments (Singapore) Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Asia Pacific ex-Japan Target Return Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		86.27%
Eastspring Investments Asian High Yield Bond MY Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		83.58%
Eastspring Investments Berhad, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Dana Dinamik, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.11%
Eastspring Investments Dinasti Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		46.90%
Eastspring Investments Fund Management Limited Liability Company, MI
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Global Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		95.27%
Eastspring Investments Group Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.45%
Eastspring Investments Incorporated, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Consumer Equity Open Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Equity Open Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Government Bond Fund (Semi-Annual Distribution), U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		29.44%
Eastspring Investments India Infrastructure Equity Open Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Innovation High Growth Equity Fund QII, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Islamic Equity Income Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		54.69%
Eastspring Investments Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Services Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments SICAV-FIS - Alternative Investment Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Unit Trusts - Asian Balanced Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		96.11%
Eastspring Investments Unit Trusts - Dragon Peacock Fund ID, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.79%
Eastspring Investments Unit Trusts - Global Technology Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		90.44%
Eastspring Investments Unit Trusts - Pan European Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.87%
Eastspring Investments Unit Trusts - Singapore ASEAN Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.23%
Eastspring Investments Unit Trusts - Singapore Select Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		59.12%
Eastspring Investments Vietnam ESG Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		98.55%
Eastspring Investments Vietnam Navigator Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		74.68%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited, MI - WFOE
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Private Equity Fund 2, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Securities Investment Trust Co., Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.54%
Eastspring SGD Cash Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		87.91%
First Sentier Global Property Securities Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		66.69%
FSITC Global Trends Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		33.32%
FSSA China Focus Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		64.88%
Fubon 1-5 Years US High Yield Bond Ex China ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		31.75%
Fuh Hwa 1-5 Yr High Yield ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		66.33%
Furnival Insurance Company PCC Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
GS Twenty Two Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
HSBC Senior Global Infrastructure Debt Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
ICICI Prudential Asset Management Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.59%
ICICI Prudential Life Insurance Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.93%
ICICI Prudential Pension Funds Management Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.93%
ICICI Prudential Trust Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
iShares Core MSCI Asia, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		44.86%
iShares MSCI Asia ex Japan Climate Action ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		48.85%
iShares MSCI Europe ESG Enhanced UCITS ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		47.56%
iShares MSCI USA ESG Enhanced UCITS ETF, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		41.49%
KKP Active Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		29.91%
Krungsri Greater China Equity Hedged Dividend Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		22.00%
Lasalle Property Securities SICAV-FIS, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.95%
M&G Asia Property TS Trust, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
M&G Real Estate Asia Holding Company Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		33.00%
Manulife Asia Pacific Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		60.89%
Manulife China Offshore Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		68.24%
Manulife Global Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		25.71%
Manulife Superior Selection China Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.98%
Manulife Taiwan Dynamic Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		20.48%
MEAG FlexConcept, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		74.98%
Nomura Global Shariah Sustainable Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.39%
North Sathorn Holdings Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
North Sathorn Holdings Company Limited, PS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
PCA IP Services Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PCA Life Assurance Co., Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.79%
PCA Reinsurance Co. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Pinebridge ESG Emerging Market Corporate Strategy Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		24.59%
Pinebridge US Dual Core Income Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.54%
Principal Core Fixed Income Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		24.43%
Principal Global Silver Age Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		35.07%
Principal Islamic Malaysia Government Sukuk Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.87%
Principal Malaysia Titans Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		63.07%
Pru Life Insurance Corporation of U.K., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudence Foundation, LBG
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential (Cambodia) Life Assurance Plc, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential (US Holdco 1) Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Africa Holdings Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Africa Services Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Assurance Company Singapore (Pte) Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Assurance Malaysia Berhad, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Prudential Assurance Uganda Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Bermuda ISAC Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Bermuda Re ISA, Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential BSN Takaful Berhad, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
Prudential Corporation Asia Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Corporation Holdings Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Enterprise Management (Beijing) Co., Ltd., MI-WFOE
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Financial Advisers Singapore Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Financial Partners HK Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Funding (Asia) PLC, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential General Insurance Hong Kong Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Group Holdings Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Group Secretarial Services HK Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Group Secretarial Services Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential HCL Health Insurance Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		70.00%
Prudential Holdings Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Hong Kong Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential International Treasury Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Investment Fund - Post Retirement Care Investment Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		38.98%
Prudential Investment Fund - Pru Offshore Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.64%
Prudential Investment Management Private Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential IP Services Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance (Lao) Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance (Thailand) Public Company Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Prudential Life Assurance Kenya Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance Zambia Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Insurance Ghana Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Vault Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Vault Limited, PS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Mauritius Holdings Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Myanmar Life Insurance Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Pensions Management Zambia Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
Prudential Services Asia Sdn. Bhd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Asia Sdn. Bhd., PS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Prudential Services Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Philippines Corporation, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Singapore Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Singapore Holdings Pte. Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Technology and Services India Private Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Vietnam Assurance Private Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Zenith Life Insurance Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PT Prudential Sharia Life Assurance, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		94.62%
PT. Eastspring Investments Indonesia, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.95%
PT. Prudential Life Assurance, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		94.62%
Pulse Ecosystems Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF), U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		95.42%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		76.89%
Reksa Dana Syariah Eastspring Syariah Mixed Asset Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.11%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		67.70%
Rhodium Investment Funds - Singapore Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Rhodium Passive Long Dated Bond Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Robeco QI European Active Index Equities, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		43.61%
Schroder Asian Investment Grade Credit, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.05%
Schroder Emerging Markets Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		72.14%
Schroder Multi-Asset Revolution, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.69%
Schroder US Dollar Money Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		29.48%
Scotts Spazio Pte. Ltd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		45.00%
Shanghai CPE Asset Management Co., Ltd., MI - JV
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.95%
Shenzhen Prudential Technology Limited, MI - WFOE
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Sri Han Suria Sdn. Bhd., OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Staple Limited, OS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
StepStone Prudential Private Credit Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Tisco US Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		20.46%
United Global Innovation Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		20.43%
United Global Quality Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		59.66%
United Global Quality Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.94%
United-I Malaysia Discovery Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		32.95%
United-I Malaysia Equity Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		67.05%
UOB Smart Global Healthcare Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		33.50%
UOB Smart Japan Small and Mid Cap Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		42.24%
UOB Smart Millennium Growth Fund, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		31.06%
USD Investment Grade Infrastructure Debt Fund SCSp, U
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.23%